FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Collateral pledged	$ 182,000,000	$ 23,000,000
Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Fair value	7,200,000,000	756,000,000
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Collateral pledged	182,000,000
Derivative instrument contracts, Federal Home Loan Bank agreements, reinsurance agreements, financing and worker's compensation
Disclosure of detailed information about financial instruments [line items]
Collateral pledged	$ 45,000,000	23,000,000
Bond futures, foreign exchange forwards and options
Disclosure of detailed information about financial instruments [line items]
Derivative term	1 year
Derivatives
Disclosure of detailed information about financial instruments [line items]
Collateral pledged	$ 182,000,000	23,000,000
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative term	5 years
AFS
Disclosure of detailed information about financial instruments [line items]
Impairment loss	$ 0	$ 0